GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Finite-Lived Intangible Assets
Assets	$ 66,645	$ 58,799
Accumulated Amortization	(18,332)	(17,313)
Net Value	48,313	41,486
Non-compete agreements
Finite-Lived Intangible Assets
Assets	5,092	10,232
Accumulated Amortization	(2,262)	(5,517)
Net Value	2,830	4,715
Customer relationships
Finite-Lived Intangible Assets
Assets	48,084	40,307
Accumulated Amortization	(10,079)	(6,843)
Net Value	38,005	33,464
Licensing agreements
Finite-Lived Intangible Assets
Assets	4,589	4,589
Accumulated Amortization	(4,368)	(3,909)
Net Value	221	680
Patents
Finite-Lived Intangible Assets
Assets	914	792
Accumulated Amortization	(421)	(284)
Net Value	493	508
Tradename
Finite-Lived Intangible Assets
Assets	7,966	2,879
Accumulated Amortization	(1,202)	(760)
Net Value	$ 6,764	$ 2,119